STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 10 - STOCK HOLDERS’ EQUITY

As at March 31, 2023 and December 31, 2022, the Company issued and outstanding common stock are 173,718,152 shares and as at December 31, 2021, the Company issued and outstanding, common stock is 171,218,152 shares.

NOTE 10 – STOCKHOLDERS’ EQUITY

As at December 31, 2022 and 2021, the Company issued and outstanding, common stock is 173,718,152 and 171,218,152 shares respectively.

On April 12, 2022, the Company entered into Sales & Purchase Agreement with Keith Wong pursuant to which the Company agreed to the sales of 2,500,000 shares of its common stock at $0.06/share. The issuance was exempt under Section 4(a)(2) of the Securities Act as the recipient was a sophisticated investor, the shares were restricted securities and he represented that he is acquiring the shares for investment purposes.